Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of
		Measuring
		Share‑based
	Contractually	Compensation
	Granted	Expense)
As of January 2, 2018 (date of inception)	—	—
Granted	1,730,006	377,801
As of December 31, 2018	1,730,006	377,801
Granted	1,486,344	749,387
As of December 31, 2019	3,216,350	1,127,188
Granted	9,249,725	—
As of December 31, 2020	12,466,075	1,127,188

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Number of	Price	Contractual	Value
	Shares	(US$)	Life (Years)	(US$)
Outstanding as of January 2, 2018 (date of inception)	—	—	—	—
Grant	377,801	0.02	9.84	778
Vested	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2018	377,801	0.02	9.84	778
Grant	749,387	2.83	9.30	6,316
Vested	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2019	1,127,188	1.89	9.15	10,563
Grant	—	—	—	—
Vested	—	—	—	—
Forfeited	(21,437)	5.96	—	—
Outstanding as of December 31, 2020	1,105,751	1.81	8.13	97,280

Summary of assumptions used in the option pricing model

For the period from
January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
Risk‑free interest rate	2.68% ~ 2.69%	1.88%~1.92%	0.72%~0.89%
Expected terms (in years)	10	9-10	8-10
Expected volatility	49.77% ~ 49.85%	50.07%~50.56%	50.85%~52.57%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share of the Parent (US$)	2.08	11.26	89.79

Summary of restricted shares activity

The following table sets forth the summary of restricted shares activities of the Parent (*):

Number of
	Restricted	Weighted‑Average
	Shares	Grant Date
	Granted	Fair Value
US$
Outstanding as of January 2, 2018 (date of inception)	—	—
Granted	65,571,473	0.09
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2018	65,571,473	0.09
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2019	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09

(*)The share-based compensation expenses discussed below only include the expenses attributable to the Group.